Taxation - Net Operating Loss Carry Forwards From PRC Entities (Detail) ¥ in Thousands	Mar. 31, 2019 CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 3,655,712
2019
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	465,625
2020
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	799,821
2021
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	371,700
2022
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	157,649
2023
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	66,122
Thereafter
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	¥ 1,794,795